SCHEDULE OF OTHER INCOME (Details) (Parenthetical) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Other income	$ 116,271	$ 78,001	$ 137,268
Maximum annual aggregate turnover to avail refundable tax offset	20,000,000
Australian Government Tax Incentive [Member]
IfrsStatementLineItems [Line Items]
Other income	997,908	$ 750,000	$ 856,707
Maximum annual aggregate turnover to avail refundable tax offset	$ 20,000,000
Maximum annual aggregate turnover to avail refundable tax offset percentage	41.00%